Intangible assets, net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amortization expense	$ 65,517	$ 73,383	$ 65,204
Finite-Lived Intangible Assets
Amortization expense	$ 57,120	$ 64,910	$ 56,151